Trade Receivables, Net	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
Trade receivables, net

Note 5 - Trade receivables, net

A.	Composition:

	As of December 31,
	2024	2023
Current:
Open balances	1,105	702
Unbilled	516	352
	1,621	1,054

Non-current:
Open balances	106	233
Unbilled	698	818
	804	1,051

B.	Trade receivables are generally non-interest bearing When the payments schedule provides the customer with a significant benefit of financing (i.e. when the period between the transfer of the promised good or service and the payment is over one year) the transaction price is discounted, using an interest rate that represents the applicable risk rate of the customers (7.5%).

The average credit period of trade receivables, after deducting advance payments from customers is 526 days.

For details regarding credit risk, see Note 19B below.